                            -  BT INVESTMENT FUNDS  -

                            INTERNATIONAL EQUITY FUND



                               SEMI-ANNUAL REPORT
                               ------------------
                                   MARCH-1997

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

     LETTER TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . .3

     INTERNATIONAL EQUITY FUND
        Statement of Assets and Liabilities. . . . . . . . . . .7
        Statement of Operations. . . . . . . . . . . . . . . . .7
        Statement of Changes in Net Assets . . . . . . . . . . .8
        Financial Highlights . . . . . . . . . . . . . . . . . .9
        Notes to Financial Statements. . . . . . . . . . . . . 10

     INTERNATIONAL EQUITY PORTFOLIO
        Schedule of Portfolio Investments. . . . . . . . . . . 11
        Statement of Assets and Liabilities. . . . . . . . . . 14
        Statement of Operations. . . . . . . . . . . . . . . . 14
        Statement of Changes in Net Assets . . . . . . . . . . 15
        Financial Highlights . . . . . . . . . . . . . . . . . 15
        Notes to Financial Statements. . . . . . . . . . . . . 16

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
We are pleased to present you with this semi-annual report for the International Equity Fund, providing a review of the markets, the Portfolio, and our outlook, as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The International Equity Fund (the "Fund") had a total return of 11.43%* for the semi-annual period ended March 31, 1997, as compared to 0.15% for the Morgan Stanley Capital International ("MSCI") EAFE Index** and 5.33% for the Lipper International Equity Funds Average+. Since its inception on August 4, 1992, the Fund has returned 104.09% cumulatively, or 16.56% annualized. The Fund returned 19.25% for the year ended March 31, 1997.

MARKET ACTIVITY
Overhanging the international markets during the Fund's semi-annual period was the increasing expectation that the U.S. Federal Reserve Board would raise interest rates to quell nascent inflation pressures. The Fed finally took action on March 25, 1997, increasing the Fed Funds rate by 0.25% to 5.50%. Although most international markets responded well initially, a groundswell of negative sentiment began to form right at the end of the second calendar quarter. The extent of concern may not be known until it becomes clear if and when further tightening of U.S. monetary policy will take place.


                                    OBJECTIVE
     Seeks long term capital appreciation from investments in foreign equity securities or other securities with equity characteristics.++

EUROPE
Most European bourses soundly outperformed the soaring U.S. market for the six months ended March 31, 1997, as investors sought exposure to the region's attractive relative valuations and positive earnings momentum. Although much of continental Europe has been plagued by post-war high unemployment levels, loose monetary policy and export-led growth are beginning to have a positive effect on many economies. A stronger greenback eroded much of the gain in U.S. dollar terms, but this served to highlight the competitive currency advantage many European firms now enjoy relative to their U.S. counterparts.

Europe continued to be led by the peripheral markets--Spain, Sweden, Norway and Finland; however, France and Germany also posted stellar half-year performance. European Monetary Union convergence initially thrust Italy and Spain into the spotlight, as domestic investors sought better returns from equity markets rather than from the falling risk-free returns offered in government bonds. While Spain was able to ride this surge, Italy began to lag during the latter part of the period, as fears that it might not meet convergence requirements led to a sell-off in the Italian lira and in the Italian stock and bond markets.

                             INVESTMENT INSTRUMENTS
     Equity securities of foreign issuers, consisting of common stock and other securities with equity characteristics; the investments are diversified among several regions.

Many of the elements that brought the United Kingdom out of similar straits several years back-including a depreciating currency, industrial restructuring, and low real interest rates-are expected to bring the continent strongly forward. In time, this should lead to a shift from the export sector to industries that are more sensitive to local and regional economic activity. As the U.K.'s economic and market cycles mature, concerns are now centering on an impending change in government, the harmful effects of a strengthening currency, and the likelihood of a further interest rate rise.

Portugal, which is not a component of MSCI EAFE, ranked among the top performers both in local currency and dollar terms. It has undergone a dramatic re-rating as a beneficiary of its European Union membership, and despite its sharp rise, should continue to offer investors one of the most attractive valuations in Europe.

ASIA
Japan has become a bifurcated market, where weak yen beneficiaries have soared, while the financial sector and domestic-sensitive stocks have suffered. Many exporters, which wisely restructured to improve competitiveness and efficiency during the period of yen strengthening, are now enjoying sharply higher earnings, as the weaker yen boosts sales. Still, such successes have been overshadowed by concerns over the domestic economy and uncertainties in the banking and real estate sectors. The Nikkei, Japan's leading equity index, plummeted nearly 20% based on concerns that the increase in the consumption tax would depress economic activity. Scandals in the brokerage industry and the fear that healthy banks would be called upon to prop up the Nippon Credit Bank and other ailing banks shaved almost one-third of the value off the Topix bank index.

     Ten Largest Stock Holdings
     -----------------------------------------------------------------
     Telecel Comunicacaoes Pessoais             British Aerospace Plc.
     adidas AG                                           Volkswagen AG
     KCI Konecranes Intl. Corp.                    UPM - Kymmene Corp.
     Internationale Nederlanden Groep NV                    Michelin-B
     Christian Dior                                      Barclays Plc.

In other Pacific markets, Australia, Indonesia, and Malaysia performed well, but their gains were offset by the sharp pullbacks in Thailand and South Korea. Thailand lost more than one-third of its value during the semi-annual period due to deteriorating conditions in the property and financial sectors, years of over-investment facilitated by cheap funds, and renewed worries over potential currency devaluation. The Thai crisis has prompted other governments and investors in the region to take steps to prevent the same from happening there. South Korea suffers from a high current account deficit, downturns in most of its cyclical industries, and a loss of com-

--------------------
* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**   Indexes are unmanaged, and investments cannot be made in an index.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
++ Foreign investing involves special risks, including currency risk, increased volatility or foreign securities and differences in auditing and other financial standards.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------
petitiveness against Japan. Singapore is still lackluster due to weaker than expected non-oil export growth so far in 1997. The combination of soaring property prices and higher U.S. interest rates led to a retrenchment in the Hong Kong market after substantial gains. Deng's passing in February was very well absorbed by the market.

Overall, Asia still faces a tough export environment, given the continued strength of the U.S. dollar, falling domestic trade barriers, and the weak electronics sector upon which the region is so dependent.

OTHER MARKETS
The Canadian equity market registered strong gains on the back of an improving domestic economy, low interest rates, and benign inflation. The nation now leads the G-7 in economic growth and is in the early stages of a mutual fund boom similar to that seen in the U.S. Most Latin American markets performed well during the period, with Brazil leading the way. After a free fall in 1996, the South African rand has staged a recovery and seems to be stabilizing in 1997. During the Fund's semi-annual period, the South African market's dollar returns have been quite good, but slower growth may dampen expectations through the remainder of the year.

Russia has come a long way in generating support for economic reform both at home and abroad as a result of Yeltsin's reconsolidation of power and the appointment of a young, dynamic, reform-oriented cabinet. Though the nation must work its way out of the current recession, its focus on domestic private industrial development, relative stability in the ruble, and its rich resource sector led its market sharply upwards.

INVESTMENT REVIEW
We increased the Fund's overweight position in Europe, with a bias towards the continent, its peripheral markets, particularly Portugal, and France, while remaining underweight in the U.K. and Germany. We reduced the Fund's exposure to Japan, and while remaining overweight in Hong Kong, we have pared back our exposure there. We have substantially increased the Fund's weightings in Canada, in part by drawing down our cash position from 9% to 5%. As an offset to this overall Fund weighting and to offer some protection from high market volatility, the Fund purchased a put option on a basket of European markets and a call option on both the Nikkei and a basket of Japanese city banks.

In Europe, the Fund favors companies focused on restructuring and market-driven opportunities. We also continue to find compelling values in some defensive and interest rate sensitive sectors, such as energy, financial services, and telecommunications. During the period, we added Dexia, the bank holding company formed by the merger of Credit Local de France and Credit Communal de Belgique. We believe this company is very well positioned to capture municipal financing opportunities throughout Europe. We expect to see more cross border mergers, as European firms team up to be better able to succeed in a unified Europe.

In Switzerland, we added Zurich Insurance, personnel company Adecco, and Novartis, the merger of pharmaceutical powerhouses Sandoz and Ciba-Geigy.
French financials are now showing signs of recovery after a prolonged period of asset price deflation due to overpriced property holdings. We added the world's second largest insurance company and one of the world's largest investment groups after its merger, AXA-UAP. Diversified banking group BNP, energy company Elf Acquitaine, and tire maker Michelin were also added to the Portfolio.

We increased the Fund's weighting in telecommunications, keeping it concentrated in the fast-growing Southern European markets. The Fund participated in the Portuguese government's sale of Portugal Telecom and added the nation's leading provider of mobile phone services, Telecel, upon its initial public offering. The Fund also added Telefonica de Espana, one of Europe's fastest growing telecommunications companies, which benefits from a strategic position in Latin America. We participated in the initial offering of Deutsche Telekom, Europe's largest privatization ever, but sold the shares shortly thereafter when it achieved our price target.

The Fund increased its weighting in some economically-sensitive restructuring plays within continental Europe as well. Specifically, we added Daimler-Benz and Thyssen, both with management teams successful at restructuring and enhancing core businesses. We also added Hoogovens in the Netherlands, one of the most efficient global steel producers, and Finland's UPM-Kymmene, Europe's largest paper company, which is expected to benefit from a turnaround in the paper cycle and improved industry dynamics. We took profits in Germany's diversified chemical producer, BASF, after it achieved our price target.

In the United Kingdom, we continued to pursue companies committed to enhancing shareholder value, such as Barclays, British Aerospace, and British Land. We also participated in the initial public offering of Avis Europe plc, the U.K.- headquartered car rental company with excellent prospects in Europe, Africa, and the Middle East, and Colt Telecom, a competitive local network operator in Europe. We sold our position in BBA Group due to anticipated weakness in its core businesses, and we used the proceeds to increase our exposure to Rolls Royce. We took profits in Powerscreen, a construction equipment company, but retained its better-valued Swedish competitor, Svedala. We sold the Fund's positions in the food retailer Iceland due to lackluster earnings prospects and in MFI Furniture, as it failed to benefit from recovery in the housing sector.

We reduced the Fund's Japanese exposure through the sale of domestic-sensitive stocks. These included Mitsubishi Estate, Sumitomo Realty, Obayashi Corp., and Sumitomo Metal. Even with our cautious stance here, we see many appealing values among Japanese industrials that have either undergone profound restructuring during the period of yen strengthening or become sufficiently global to provide insulation against domestic economic weakness. We added Nintendo, Takeda Chemical, and Sankyo.

We pared back the Fund's overweighting in Hong Kong, substituting more direct Chinese infrastructure plays such as Beijing Datang Power and Shenzhen Expressway. Other major Portfolio changes in the region include lowering the weightings in Singapore and Thailand, purchasing life insurance companies in Indonesia and Malaysia, and adding food companies in Australia and Hong Kong. We added to India with VSNL, the monopoly international long distance phone company.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

DIVERSIFICATION OF PORTFOLIO INVESTMENTS
By Country as of March 31, 1997
(PERCENTAGES ARE BASED ON MARKET VALUE)

[PIE CHART]

Treasury Bills and other items         6%
Germany                                7%
Japan                                  9%
United Kingdom                        11%
France                                14%
Italy                                  6%
Hong Kong                              6%
Spain                                  4%
Netherlands                            4%
Other                                 33%+

--------------------
+    Includes countries with weightings of less than 4%.

We purchased Royal Bank and Bank of Montreal, two of Canada's leading banks, which are benefiting from growth in the domestic mutual fund business. In Russia, we purchased Tatneft, the nation's fourth largest oil and gas company and an adherent to U.S. accounting procedures.

MANAGER OUTLOOK
International markets are noted for their historically low correlation to the U.S., an important diversification benefit for American investors. However, events in the U.S. can and do have a profound short-term effect on foreign markets. For example, during the days leading up to and following the decision of the Federal Reserve Board to raise short-term interest rates, sell-offs both in the U.S. and abroad took place. Markets that did not participate in the sharp run-up in December and into 1997 were spared a stinging decline, while those that rose quickly saw much of their gains erased. Foreign markets are likely to continue their volatility as U.S. rates rise, but may well be helped by a continuing strong dollar. Importantly, many markets will probably reflect their distinctly later cycle economies with output gaps supporting ongoing loose monetary policy.

Although alternating euphoria and pessimism regarding economic and monetary union are likely to lead to greater volatility in European markets, the path set and the measures taken convince us that unification will occur. If core markets continue their progress in industrial restructuring and return to stronger growth without domestic interest rate and inflation pressures, we foresee more attractive returns than elsewhere in the industrialized world. Exceptions include the U.K. and the Netherlands, which are more advanced in their respective economic and market cycles and are likely to experience resistance making much near-term progress. Though high yield gives the U.K. defensive characteristics in a volatile market environment, we are likely to continue to seek investments there on an opportunistic basis.

We remain cautious about the longer-term prospects for financial and real estate market reform in Japan, however, we believe that recent efforts to address these issues may result in short-term gains there. These efforts along with its restructured and re-profitable export industries lead us to believe that, of all the major markets in the world, Japan may offer the greatest potential to provide a near-term upside surprise.

In Asia ex-Japan, volatility will likely be high in 1997, given the uncertainty of further interest rate hikes in the U.S., the deteriorating export competitiveness of the region, and the persistence of structural problems resulting from over-investment in certain countries. Still, we continue to favor Hong Kong, since China's growing economy will partially offset the negative effects of higher U.S. rates. In fact, China's having recently achieved a virtual soft landing is leading us to expect a decrease in interest rates later in the year, clearly running counter to the U.S. cycle. Due to their lack of correlation with U.S. interest rates, the Fund's weightings in India, Indonesia, the Philippines, and Taiwan should also help to mitigate the interest rate sensitivity of its holdings in the Asian region.

We will, of course, continue monitoring economic conditions and how they affect the financial markets, as we seek long-term capital appreciation.

We value your ongoing support of the International Equity Fund and look forward to continuing to serve your investment needs in the years ahead.

/s/ Michael Levy

/s/ Robert Reiner

/s/ Julie Wang

Michael Levy, Robert Reiner and Julie Wang
      Portfolio Managers of the
    International Equity Portfolio
          March 31, 1997

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
Comparison of Change in Value of a $10,000 Investment in the International Equity Fund and the Morgan Stanley Capital International EAFE Index since
August 31, 1992.
--------------------------------------------------------------------------------
Total Return for the Period
Ended March 31, 1997
     Six months              Since 8/4/92*
     11.43%                        104.09%
* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

                                   [ LINE CHART ]

         International Equity Fund - $20,108
                                               MSCI EAFE Index - $15,630
Aug-92                   10000                          10000
Sep-92                    9665                           9803
Dec-92                    9606                           9424
Mar-93                   10424                          10554
Jun-93                   11084                          11615
Sep-93                   11944                          12386
Dec-93                   13196                          12493
Mar-94                   13717                          12930
Jun-94                   13266                          13590
Sep-94                   13977                          13603
Dec-94                   13738                          13465
Mar-95                   14046                          13715
Jun-95                   14961                          13815
Sep-95                   15911                          14391
Dec-95                   15950                          14974
Mar-96                   16862                          15406
Jun-96                   17881                          15650
Sep-96                   18057                          15630
Dec-96                   19349                          15879
Mar-97                   20108                          15630

Past performance is not indicative of future performance.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES  MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investment in International Equity Portfolio, at Value. . .   $  282,180,890
   Receivable for Shares of Beneficial Interest Subscribed . .          775,577
   Prepaid Expenses and Other. . . . . . . . . . . . . . . . .           14,021
                                                                 --------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . .      282,970,488
                                                                 --------------
LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . . .          184,337
   Payable for Shares of Beneficial Interest Redeemed. . . . .          946,333
   Accrued Expenses and Other. . . . . . . . . . . . . . . . .           19,660
                                                                 --------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . .        1,150,330
                                                                 --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   $  281,820,158
                                                                 --------------
                                                                 --------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . . .   $  238,679,733
   Accumulated Net Investment Loss . . . . . . . . . . . . . .       (1,655,301)
   Accumulated Net Realized Gain from Investment and Foreign
   Currency Transactions . . . . . . . . . . . . . . . . . . .        6,104,670
   Net Unrealized Appreciation on Investments, Foreign
   Currencies and Forward Foreign Currency Contracts . . . . .       38,691,056
                                                                 --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   $  281,820,158
                                                                 --------------
                                                                 --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(net assets divided by shares outstanding) . . . . . . . . . .   $        18.30
                                                                 --------------
                                                                 --------------
SHARES OUTSTANDING ($0.001 par value per share, unlimited
number of shares of beneficial interest authorized). . . . . .       15,399,224
                                                                 --------------
                                                                 --------------
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Income Allocated from International Equity Portfolio, net .   $      925,721
                                                                 --------------
EXPENSES
   Administration and Services Fees. . . . . . . . . . . . . .          920,726
   Printing and Shareholder Reports. . . . . . . . . . . . . .           16,634
   Registration Fees . . . . . . . . . . . . . . . . . . . . .            8,302
   Professional Fees . . . . . . . . . . . . . . . . . . . . .            5,459
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . . .            1,364
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . .            2,577
                                                                 --------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . . .          955,062
   Less Expenses Absorbed by Bankers Trust . . . . . . . . . .          (34,336)
                                                                 --------------
       Net Expenses. . . . . . . . . . . . . . . . . . . . . .          920,726
                                                                 --------------
Net Investment Income. . . . . . . . . . . . . . . . . . . . .            4,995
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES AND FORWARD FOREIGN CURRENCY CONTRACTS
   Net Realized Gain (Loss) from:
       Investment Transactions . . . . . . . . . . . . . . . .       (1,419,820)
       Foreign Currency Transactions . . . . . . . . . . . . .        3,978,886
   Net Change in Unrealized Appreciation on Investments,
   Foreign Currencies and Forward Foreign Currency Contracts .       18,934,347
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN
CURRENCIES AND FORWARD FOREIGN CURRENCY CONTRACTS. . . . . . .       21,493,413
                                                                 --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . .   $   21,498,408
                                                                 --------------
                                                                 --------------


                  See Notes to Financial Statements on Page 10

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                FOR THE            FOR THE
                                           SIX MONTHS ENDED      YEAR ENDED
                                            MARCH 31, 1997+  SEPTEMBER 30, 1996
                                           ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . $     4,995        $  1,050,869
   Net Realized Gain from Investment and
    Foreign Currency Transactions. . . . . . .   2,559,066           6,080,697
   Net Change in Unrealized Appreciation on
    Investments, Foreign Currencies and
    Forward Foreign Currency Contracts . . . .  18,934,347           7,989,401
                                               -----------        ------------
Net Increase in Net Assets from Operations . .  21,498,408          15,120,967
                                               -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . .  (1,830,717)         (1,680,074)
   Net Realized Gain from Investment
    Transactions . . . . . . . . . . . . . . .  (2,241,298)         (2,218,709)
                                               -----------        ------------
TOTAL DISTRIBUTIONS. . . . . . . . . . . . . .  (4,072,015)         (3,898,783)
                                               -----------        ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
   Proceeds from Sales of Shares . . . . . . . 128,438,040          98,926,188
   Dividend Reinvestments. . . . . . . . . . .   2,950,802           2,166,771
   Cost of Shares Redeemed . . . . . . . . . . (28,686,723)        (33,430,708)
                                               -----------        ------------
NET INCREASE FROM CAPITAL TRANSACTIONS IN
 SHARES OF BENEFICIAL INTEREST . . . . . . . . 102,702,119          67,662,251
                                               -----------        ------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . 120,128,512          78,884,435
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . 161,691,646          82,807,211
                                               -----------        ------------
End of Period (includes accumulated net
investment income (loss) of $(1,655,301) and
$170,421, respectively). . . . . . . . . . . .$281,820,158        $161,691,646
                                              ------------        ------------
                                              ------------        ------------
------------------------
+  Unaudited



                  See Notes to Financial Statements on Page 10

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the International Equity Fund.

                                                                                                                FOR THE
                                                       FOR THE            FOR THE         FOR THE PERIOD       YEAR ENDED
                                                  SIX MONTHS ENDED      YEAR ENDED      JANUARY 1, 1995 TO    DECEMBER 31,
                                                   MARCH 31, 1997+  SEPTEMBER 30, 1995  SEPTEMBER 30, 1995*  1994      1993
                                                  ----------------  ------------------  -------------------  --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . .  $  16.77           $  15.47             $ 13.37         $ 13.18 $  9.75
                                                    --------           --------             -------         ------- -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . .     (0.15)              0.18                0.14            0.10    0.05
   Net Realized and Unrealized Gain on Investments,
     Foreign Currencies and Forward Foreign
     Currency Contracts. . . . . . . . . . . . . .      2.04               1.80                1.97            0.44    3.60
                                                    --------           --------             -------         ------- -------
Total from Investment Operations . . . . . . . . .      1.89               1.98                2.11            0.54    3.65
                                                    --------           --------             -------         ------- -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . .     (0.16)             (0.31)              (0.00)          (0.09)  (0.15)
   Net Realized Gain from Investment Transactions.     (0.20)             (0.37)              (0.01)          (0.26)  (0.07)
                                                    --------           --------             -------         ------- -------
TOTAL DISTRIBUTIONS  . . . . . . . . . . . . . . .     (0.36)             (0.68)              (0.01)          (0.35)  (0.22)
                                                    --------           --------             -------         ------- -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . .  $  18.30           $  16.77             $ 15.47         $ 13.37 $ 13.18
                                                    --------           --------             -------         ------- -------
                                                    --------           --------             -------         ------- -------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . .     11.43%             13.42%              15.82%           4.12%  37.38%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . .  $281,820           $161,692             $82,807         $56,020 $33,869
   Ratios to Average Net Assets:
      Net Investment Income . . . . . . . . . . . .     0.00%**++          0.91%               1.55%**         0.84%   0.79%
   Expenses, Including Expenses of the
      International Equity Portfolio. . . . . . . .     1.50%**            1.50%               1.50%**         1.50%   1.50%
   Decrease Reflected in Above Expense
      Ratio Due to Absorption of Expenses by
      Bankers Trust   . . . . . . . . . . . . . . .     0.20%**            0.26%               0.33%**         0.37%   0.62%

---------------------
+    Unaudited
++   Less than 0.01%
* On August 2, 1995, the Board of Trustees approved the change of the fiscal year end from December 31 to September 30.
**   Annualized


                  See Notes to Financial Statements on Page 10

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The International Equity Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on August 4, 1992. The Fund invests substantially all of its assets in the International Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1997, the Fund's investment was 99.99% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. DIVIDENDS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will also be made annually.

D. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

E. OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's Funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.85 of 1% of the Fund's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $920,726.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended March 31, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.85 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.50 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended March 31, 1997, expenses of the Fund have been reduced by $34,336.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At March 31, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:
                                FOR THE                        FOR THE
                           SIX MONTHS ENDED                  YEAR ENDED
                      MARCH 31, 1997 (UNAUDITED)         SEPTEMBER 30, 1996
                    ----------------------------------------------------------
                        SHARES         AMOUNT        SHARES          AMOUNT
                    -----------    -------------  -------------  -------------
Sold                  7,188,046    $ 128,438,040      6,278,513  $  98,926,188
Reinvested              173,986        2,950,802        146,008      2,166,771
Redeemed             (1,604,096)     (28,686,723)    (2,134,450)   (33,430,708)
                    -----------    -------------  -------------  -------------
Net Increase          5,757,936    $ 102,702,119      4,290,071  $  67,662,251
                    -----------    -------------  -------------  -------------
                    -----------    -------------  -------------  -------------

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS  MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares                     Description                         Value
      ------                     -----------                         -----
                COMMON STOCKS - 92.89%
                AUSTRALIA - 2.38%
      265,000   Aristocrat Leisure (Leisure) . . . . . . . .  $       560,881
      307,300   Capral Aluminum Ltd. (Diversified) . . . . .        1,137,012
      826,000   Goodman Fielder Ltd. (Food). . . . . . . . .        1,068,377
    1,350,500   National Mutual Holdings Ltd. (Insurance). .        2,053,795
      207,476   News Corporation (Services). . . . . . . . .          967,711
      200,000   TABCORP Holdings Ltd. (Leisure). . . . . . .          914,027
                                                              ----------------
                                                                    6,701,803
                                                              ----------------

                AUSTRIA - 0.75%
       17,800   OMV AG (Energy). . . . . . . . . . . . . . .        2,116,936
                                                              ----------------

                BELGIUM - 0.98%
       25,000   Credit Communal Holding/Dexia (Banks) (a). .        2,772,905
                                                              ----------------

                BRAZIL - 0.31%
    8,600,000   Telec Brasileiras-Telebras
                 (Telecommunications) (a). . . . . . . . . .          866,083
                                                              ----------------

                CANADA - 3.36%
       68,400   Bank of Montreal (Banks) . . . . . . . . . .        2,423,583
       77,500   Canadian Natural Resources Ltd.
                 (Oil and Gas) (a) . . . . . . . . . . . . .        1,879,298
       70,700   Newcourt Credit Group, Inc. (Finance) (a). .        2,819,812
       60,600   Royal Bank of Canada (Banks) . . . . . . . .        2,357,763
                                                              ----------------
                                                                    9,480,456
                                                              ----------------

                CHINA - 1.40%
    4,600,000   Beijing Datang Power Generation Co. Ltd.
                 (Utilities) (a) . . . . . . . . . . . . . .        1,840,237
    1,410,000   Guangshen Railway Company Ltd.
                 (Transportation) (a). . . . . . . . . . . .          609,563
    4,810,000   Shenzhen Expressway Co. (Utilities) (a). . .        1,505,259
                                                              ----------------
                                                                    3,955,059
                                                              ----------------

                FINLAND - 3.48%
       97,900   KCI Konecranes International Corp.
                 (Capital Equipment) . . . . . . . . . . . .        3,854,487
       43,400   Nokia AB ADR-A (Telecommunications). . . . .        2,528,050
      155,100   UPM-Kymmene Corp. (Banks) (a). . . . . . . .        3,429,060
                                                              ----------------
                                                                    9,811,597
                                                              ----------------

                FRANCE - 13.56%
       18,400   Accor SA (Leisure) . . . . . . . . . . . . .        2,674,105
       37,300   Assurances Generales de France (Finance) . .        1,363,834
       42,800   AXA - UAP(Insurance) (a) . . . . . . . . . .        2,831,028
       62,500   Banque Nationale de Paris (Banks) (a). . . .        2,777,161
       24,400   Christian Dior (Consumer Goods). . . . . . .        3,728,169
       15,417   Compagnie Generale des Eaux (Diversified). .        2,095,408
       51,700   Dassault Systemes SA (Computer Software) (a)        2,995,369
       27,900   Elf Aquitaine (Oil and Gas) (a). . . . . . .        2,860,140
       13,400   Groupe Danone (Food) (a) . . . . . . . . . .        2,123,621
       26,944   Lyonnaise des Eaux-Dumez (Diversified) . . .        2,752,563
       57,100   Michelin - B (Autos) (a) . . . . . . . . . .        3,393,435
        7,900   Pathe SA (Services) (a). . . . . . . . . . .        2,021,142
       35,600   Schneider S.A. (Capital Equipment) . . . . .        2,036,635
       37,300   SGS-Thomson Microelectronics NV
                 (Semiconductors) (a). . . . . . . . . . . .        2,466,463
       24,800   Total SA-B (Oil and Gas) . . . . . . . . . .        2,145,353
                                                              ----------------
                                                                   38,264,426
                                                              ----------------


                GERMANY - 6.80%
       35,300   adidas AG (Consumer Goods) (b) . . . . . . .        4,009,440
        6,500   Berliner Kraft & Licht (Utilities) . . . . .        1,788,240
       36,000   Daimler-Benz AG (Autos) (a). . . . . . . . .        2,878,446
       12,700   SAP AG-Vorzug (Computer Software) (a). . . .        2,177,056
       19,000   SGL Carbon AG (Materials) (a). . . . . . . .        2,607,888
        9,900   Thyssen AG (Engineering) . . . . . . . . . .        2,234,087
        6,300   Volkswagen AG (Autos). . . . . . . . . . . .        3,481,539
                                                              ----------------
                                                                   19,176,696
                                                              ----------------

                HONG KONG - 5.55%
      737,000   Amoy Properties Ltd. (Real Estate) (a) . . .          779,894
      277,200   Bank of East Asia Ltd. (Banks) . . . . . . .          940,813
      797,000   CDL Hotels International (Leisure) . . . . .          393,409
      127,000   Cheung Kong Holdings Ltd. (Real Estate). . .        1,118,564
    2,058,000   China Resources Beijing Land (Real Estate) (a)      1,288,076
      805,000   China Resources Enterprises Ltd. (Diversified)      1,734,869
      662,000   Giordano International Ltd. (Consumer Goods) (a)      401,523
    1,056,000   Guangnan Holdings (Food) . . . . . . . . . .        1,369,570
      166,000   Hutchison Whampoa Ltd. (Diversified) . . . .        1,247,838
      340,000   Lai Sun Development Co. Ltd. (Real Estate) .          394,890
    1,350,000   NG Fung Hong (Food) (a). . . . . . . . . . .        1,472,125
      626,000   Shanghai Industrial Holdings Ltd.
                 (Diversified) (a) . . . . . . . . . . . . .        2,746,677
    1,420,000   Texwinca Holdings Ltd. (Consumer Goods) (a).        1,172,796
    1,856,000   Theme International Holdings Ltd.
                 (Consumer Goods). . . . . . . . . . . . . .          604,775
                                                              ----------------
                                                                   15,665,819
                                                              ----------------


                INDIA - 0.71%
      113,600   Videsh Sanchar Nigam Ltd., GDR
                  (Telecommunications) (a) . . . . . . . . .        2,005,040
                                                              ----------------

                INDONESIA - 1.71%
    1,172,500   Bank Dagang Nasional PT (Banks) (a). . . . .        1,172,012
      217,500   Bukaka Teknik Utama PT (Capital Equipment) (a)        140,410
      498,000   Citra Marga Nusaphala Persada PT
                 (Utilities) (a) . . . . . . . . . . . . . .          445,939
      545,000   Fiskaragung Perkasa PT (Food) (a). . . . . .          822,834
      414,000   Kalbe Farma PT (Pharmaceuticals) (a) . . . .          465,556
      564,000   Lippo Life Insurance PT (Insurance) (a). . .          610,746
      365,000   Ramayana Lestari Sentosa PT (Retail) (a) . .          851,312
      265,200   Steady Safe PT (Transportation) (a). . . . .          314,794
                                                              ----------------
                                                                    4,823,603
                                                              ----------------

                IRELAND - 1.94%
      277,500   Bank of Ireland (Banks). . . . . . . . . . .        2,777,095
      275,200   CRH Plc. (Materials) . . . . . . . . . . . .        2,710,362
                                                              ----------------
                                                                    5,487,457
                                                              ----------------

                ITALY - 5.99%
      385,900   Autostrade Concessioni E Costruzioni-
                  Autostrade SPA (Transportation) (a). . . .          800,368
      122,900   Banca Nazionale del Lavoro (Banks) (a) . . .        1,103,209
       75,000   Bulgari SPA (Consumer Goods) (a) . . . . . .        1,436,386
    2,054,600   Credito Italiano (Banks) . . . . . . . . . .        2,918,868
      546,600   Ente Nazionale Idrocarburi - ENI SPA
                 (Oil and Gas) (a) . . . . . . . . . . . . .        2,776,823
       18,000   Gucci Group NV (Consumer Goods) (a). . . . .        1,298,250
      560,000   IFIL Finanziaria di Partecipazioni SPA
                 (Finance) (a) . . . . . . . . . . . . . . .        1,047,325
    1,229,750   Parmalat Finanziaria SPA (Food) (a). . . . .        1,706,502
       62,000   Safilo SPA (Consumer Goods) (a). . . . . . .        1,135,381
      612,400   Societa Finanziaria Telefonica SPA
                 (Services). . . . . . . . . . . . . . . . .        2,676,095
                                                              ----------------
                                                                   16,899,207
                                                              ----------------


              See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS  MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares                     Description                         Value
      ------                     -----------                         -----

                JAPAN - 8.77%
       92,600   AJL Peps Trust (Consumer Goods). . . . . . .  $     1,458,450
       86,000   Canon, Inc.(Capital Equipment) . . . . . . .        1,840,724
          280   East Japan Railway Co. (Transportation). . .        1,142,073
      205,000   Hitachi Ltd. (Capital Equipment) . . . . . .        1,821,339
       67,000   JUSCO Co. (Services) . . . . . . . . . . . .        1,839,916
      237,000   Mitsubishi Heavy Industry Ltd.
                 (Capital Equipment) . . . . . . . . . . . .        1,540,950
       40,500   Nintendo Corp. Ltd. (Consumer Goods) . . . .        2,904,773
      100,000   Sankyo Co. (Pharmaceuticals) . . . . . . . .        2,754,220
       39,600   Sony Corp. (Consumer Goods). . . . . . . . .        2,766,659
      145,000   Takashimaya Co. (Retail) . . . . . . . . . .        1,393,668
      136,000   Takeda Chemical Industries (Pharmaceuticals)        2,845,004
       96,000   Toyota Motor Corp. (Autos) . . . . . . . . .        2,426,944
                                                              ----------------
                                                                   24,734,720
                                                              ----------------

                MALAYSIA - 2.53%
      795,000   Berjaya Group BHD (Diversified) (a). . . . .          961,965
      183,333   Kentucky Fried Chicken (Food) (a). . . . . .          857,767
      183,000   Malaysia Assurance Alliance BHD
                 (Insurance) (a) . . . . . . . . . . . . . .        1,055,499
      495,000   Multi-Purpose Holdings BHD
                 (Diversified) (a) . . . . . . . . . . . . .        1,038,196
      102,000   Perusahaan Otomobil Nasional BHD (Autos) . .          645,908
      316,000   R. J. Reynolds BHD (Tobacco) (a) . . . . . .          777,478
      279,400   Sungei Way Holdings (Materials). . . . . . .          766,313
      188,000   UMW Holdings BHD (Autos) . . . . . . . . . .        1,038,842
                                                              ----------------
                                                                    7,141,968
                                                              ----------------

                NETHERLANDS - 4.31%
       97,250   Internationale Nederlanden Groep NV
                 (Finance) . . . . . . . . . . . . . . . . .        3,831,312
       38,000   Koninklijke Ahold NV (Retail). . . . . . . .        2,647,724
       60,600   Koninklijke Nederlandsche Hoogovens en
                 Staalfabrieken NV (Materials) . . . . . . .        2,998,017
       57,300   Philips Electronics NV (Consumer Goods). . .        2,672,859
                                                              ----------------
                                                                   12,149,912
                                                              ----------------

                PHILIPPINES - 1.16%
    3,720,000   Belle Corp. (Leisure) (a). . . . . . . . . .        1,185,208
       29,000   Equitable Banking Corp. (Banks) (a). . . . .          124,643
    2,478,000   Filinvest Land, Inc. (Real Estate) (a) . . .          789,501
       34,584   Metropolitan Bank & Trust Co. (Banks) (a). .          898,541
      616,400   Universal Robina Corp. (Food) (a). . . . . .          280,554
                                                              ----------------
                                                                    3,278,447
                                                              ----------------

                PORTUGAL - 2.77%
       55,000   Cimpor-Cimentos de Portugal SA
                 (Materials) (a) . . . . . . . . . . . . . .        1,150,751
       69,000   Portugal Telecom SA (Telecommunications) (a)        2,568,580
       50,000   Telecel-Comunicacaoes Pessoais, SA
                 (Telecommunications) (a). . . . . . . . . .        4,098,117
                                                              ----------------
                                                                    7,817,448
                                                              ----------------

                RUSSIA - 1.09%
       31,800   Gazprom ADR (Oil and Gas) (a) (b). . . . . .          529,470
       37,000   Tatneft ADR (Oil and Gas) (a) (b). . . . . .        2,553,000
                                                              ----------------
                                                                    3,082,470
                                                              ----------------

                SINGAPORE - 0.28%
       67,000   Development Bank of Singapore Ltd. (Banks) (a)        778,800
                                                              ----------------

                SOUTH AFRICA - 0.89%
       17,306   Liberty Life Association of Africa
                 (Insurance) . . . . . . . . . . . . . . . .          485,453
      187,816   Persetel Holdings Ltd. (Computers-
                 Info Tech) (a). . . . . . . . . . . . . . .        1,172,655
       81,015   Sasol Ltd. (Diversified) . . . . . . . . . .          865,956
                                                              ----------------
                                                                    2,524,064
                                                              ----------------

                SOUTH KOREA - 0.24%
       66,950   Korea Mobile Telecommunications
                 (Telecommunications). . . . . . . . . . . .          686,238
                                                              ----------------

                SPAIN - 4.32%
       15,100   Banco Popular Espanol (Banks). . . . . . . .        2,707,498
       26,000   Fomento de Construcciones y Contratas
                 (Diversified) . . . . . . . . . . . . . . .        2,250,264
        8,100   Gas Natural SDG (Utilities) (a). . . . . . .        1,771,179
      244,400   Iberdrola SA (Utilities) . . . . . . . . . .        2,689,314
      114,750   Telefonica de Espana (Telecommunications) (a)       2,764,134
                                                              ----------------
                                                                   12,182,389
                                                              ----------------

                SWEDEN - 1.71%
       79,000   Nordbanken AB (Banks). . . . . . . . . . . .        2,726,416
      107,700   Svedala Industries (Capital Equipment) (a) .        2,101,477
                                                              ----------------
                                                                    4,827,893
                                                              ----------------

                SWITZERLAND - 3.55%
        2,330   ABB AG-Bearer (Capital Equipment). . . . . .        2,798,070
        6,700   Adecco SA (Services) (a) . . . . . . . . . .        2,181,244
        2,340   Novartis AG Bearer (Pharmaceuticals) (a) . .        2,912,411
        6,800   Zurich Versicherungsgesellschaft
                 (Insurance) (a) . . . . . . . . . . . . . .        2,138,276
                                                              ----------------
                                                                   10,030,001
                                                              ----------------

                TAIWAN - 0.25%
       28,130   Taiwan Fund, Inc. (Diversified). . . . . . .          692,701
                                                              ----------------

                THAILAND - 0.58%
       67,300   PTT Exploration & Production (Energy) (a). .        1,000,108
      169,000   Siam Makro Plc. (Retail) . . . . . . . . . .          644,119
                                                              ----------------
                                                                    1,644,227
                                                              ----------------

                UNITED KINGDOM - 10.45%
      904,393   Avis Europe Plc. (Services) (a). . . . . . .        1,967,643
      192,200   Barclays Plc. (Banks). . . . . . . . . . . .        3,222,198
      158,000   British Aerospace Plc. (Aerospace) . . . . .        3,540,004
      234,000   British Land Co. Plc. (Real Estate). . . . .        2,082,516
      425,200   Colt Telecom Group Plc.
                 (Telecommunications) (a). . . . . . . . . .        2,080,571
      323,400   Millennium & Copthorne Hotels Plc. (Leisure)        2,190,469
      345,600   National Power Plc. (Utilities). . . . . . .        2,760,767
      232,300   National Westminster Bank Plc. (Banks) . . .        2,618,562
      679,700   Rolls-Royce Plc. (Aerospace) . . . . . . . .        2,544,634
      449,500   Storehouse Plc. (Services) . . . . . . . . .        1,745,557
      689,600   Thistle Hotels Plc. (Leisure) (a). . . . . .        2,106,121
      256,200   United Utilities Plc. (Utilities). . . . . .        2,641,873
                                                              ----------------
                                                                   29,500,915
                                                              ----------------

                VENEZUELA - 0.73%
      959,803   Electricidad de Caracas (Utilities) (a). . .        1,040,654
      155,902   Mavesa SA, ADR (Consumer Goods) (b). . . . .        1,032,851
                                                              ----------------
                                                                    2,073,505
                                                              ----------------

                OTHER - 0.34%
       63,500   Latin American Equity Fund
                  (Diversified) (a). . . . . . . . . . . . .          968,375
                                                              ----------------

TOTAL COMMON STOCKS (Cost $218,121,540). . . . . . . . . . .  $   262,141,160
                                                              ----------------

                OTHER SECURITIES - 0.07%
                HONG KONG - 0.03%
      150,857   Guangnan Holdings Warrants (Food). . . . . .  $        83,712
       68,273   Lai Sun Development Co. Ltd. Warrants
                  (Real Estate). . . . . . . . . . . . . . .                0
                                                              ----------------
                                                                       83,712
                                                              ----------------


              See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS  MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares                     Description                         Value
      ------                     -----------                         -----

                INDONESIA - 0.02%
      167,500   Bank Dagang Nasional PT Warrants (Banks) . .  $        55,810
                                                              ----------------

                MALAYSIA - 0.02%
       36,667   KFC Holdings BHD Warrants (Food) . . . . . .           59,157
                                                              ----------------

TOTAL OTHER SECURITIES (Cost $15,910). . . . . . . . . . . .  $       198,679
                                                              ----------------

                PREFERRED STOCK CONVERTIBLE - 0.08%
                SOUTH AFRICA - 0.08%
       20,735   Sasol Ltd. PN (Diversified) (a)
                 (Cost $237,534) . . . . . . . . . . . . . .  $       218,115
                                                              ----------------

                CALL OPTIONS - 0.79%
                JAPAN - 0.79%
       275,000  Merrill Lynch Euro BS, Call Option, Strike
                 Price USD 95, Expires 12/30/97. . . . . . .  $        675,648
    15,554,292  MLCBI Index, Call Option, Strike Price JPY
                 150, Expires 6/27/97. . . . . . . . . . . .           806,547
    10,000,000  MS Double Yen Knockout, Call Option,
                 Strike Price JPY 127, Expires 6/20/97 . . .            25,309
       649,973  Nikkei 225 Index, Call Option, Strike Price
                 JPY 20,326, Expires 6/27/97 . . . . . . . .           608,972
        99,473  Nikkei 225 Index, Call Option, Strike Price
                 JPY 19,900, Expires 6/27/97 . . . . . . . .           126,203
                                                              ----------------

TOTAL CALL OPTIONS (Cost $6,110,697) . . . . . . . . . . . .  $      2,242,679
                                                              ----------------

      Principal
      Amount                     Description                         Value
      ---------                  -----------                         -----

                CORPORATE DEBT NON-CONVERTIBLE - 0.70%
                SOUTH AFRICA - 0.70%
$   1,590,000   Liberty Life International, 6.50%, 9/30/04
                 (Finance) (Cost $2,033,855) . . . . . . . .  $     1,959,675
                                                              ----------------

                SOVEREIGN DEBT - 0.38%
                ITALY - 0.38%
    1,075,000   Republic of Italy, 5.00%, 6/28/01
                 (Finance) (Cost $1,082,622) . . . . . . . .  $     1,062,906
                                                              ----------------

                SHORT TERM INSTRUMENTS - 5.07%
                U.S. TREASURY BILL - 5.07%
   14,440,000    5.01%, 5/29/97 (Cost $14,318,915) . . . . .  $    14,319,729
                                                              ----------------

TOTAL INVESTMENTS (Cost $241,921,073). . . . . . . .  99.98%  $    282,142,943
Other Assets Less Liabilities. . . . . . . . . . . .   0.02%            52,510
                                                     -------  ----------------
NET ASSETS       . . . . . . . . . . . . . . . . . . 100.00%  $    282,195,453
                                                     -------  ----------------
                                                     -------  ----------------

--------------------
(a) Non-Income Producing Security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This Security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

     Industry Diversification (as a percentage of Total Investments):
       Banks . . . . . . . . . . . . . . . . . . . . .     12.69%
       Consumer Goods. . . . . . . . . . . . . . . . .      8.73%
       Diversified . . . . . . . . . . . . . . . . . .      6.63%
       Telecommunications. . . . . . . . . . . . . . .      6.24%
       Utilities . . . . . . . . . . . . . . . . . . .      5.84%
       Capital Equipment . . . . . . . . . . . . . . .      5.72%
       U.S. Treasury . . . . . . . . . . . . . . . . .      5.08%
       Autos . . . . . . . . . . . . . . . . . . . . .      4.91%
       Services. . . . . . . . . . . . . . . . . . . .      4.75%
       Oil and Gas . . . . . . . . . . . . . . . . . .      4.52%
       Finance . . . . . . . . . . . . . . . . . . . .      4.28%
       Materials . . . . . . . . . . . . . . . . . . .      3.63%
       Leisure . . . . . . . . . . . . . . . . . . . .      3.55%
       Food. . . . . . . . . . . . . . . . . . . . . .      3.49%
       Insurance . . . . . . . . . . . . . . . . . . .      3.25%
       Pharmaceuticals . . . . . . . . . . . . . . . .      3.18%
       Real Estate . . . . . . . . . . . . . . . . . .      2.29%
       Aerospace . . . . . . . . . . . . . . . . . . .      2.16%
       Other*. . . . . . . . . . . . . . . . . . . . .      9.06%
                                                          -------
                                                          100.00%
                                                          -------
                                                          -------

* No one industry represents more than 2.00% of Portfolio holdings.


              See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investment, at Value (Cost of $241,921,073) . . . .         $   282,142,943
   Cash* . . . . . . . . . . . . . . . . . . . . . . .               1,739,477
   Receivable for Foreign Taxes Withheld . . . . . . .                 163,333
   Dividends and Interest Receivable . . . . . . . . .               4,316,834
   Prepaid Expenses and Other. . . . . . . . . . . . .                  13,384
                                                               ---------------
Total Assets . . . . . . . . . . . . . . . . . . . . .             288,375,971
                                                               ---------------
LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . .                 145,293
   Payable for Securities Purchased. . . . . . . . . .               4,814,112
   Unrealized Depreciation on Forward Foreign
    Currency Contracts . . . . . . . . . . . . . . . .               1,226,696
   Accrued Expenses and Other. . . . . . . . . . . . .                   8,767
                                                               ---------------
Total Liabilities. . . . . . . . . . . . . . . . . . .               6,194,868
                                                               ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . .         $   282,181,103
                                                               ---------------
                                                               ---------------

COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . .         $   243,231,119
   Net Unrealized Appreciation on Investments,
    Foreign Currencies and Forward Foreign
    Currency Contracts . . . . . . . . . . . . . . . .              38,949,984
                                                               ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . .         $   282,181,103
                                                               ---------------
                                                               ---------------

--------------------
*  Includes foreign cash of $1,723,174 with a cost of $1,716,430.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS   FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of foreign withholding tax
     of $161,137). . . . . . . . . . . . . . . . . . .         $     1,256,200
   Interest. . . . . . . . . . . . . . . . . . . . . .                 379,970
                                                               ---------------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . .               1,636,170
                                                               ---------------
EXPENSES
   Advisory Fees . . . . . . . . . . . . . . . . . . .                 708,133
   Administration and Services Fees. . . . . . . . . .                 163,415
   Professional Fees . . . . . . . . . . . . . . . . .                   7,866
   Trustees Fees . . . . . . . . . . . . . . . . . . .                     192
   Transfer Tax. . . . . . . . . . . . . . . . . . . .                   9,340
                                                               ---------------
   Total Expenses. . . . . . . . . . . . . . . . . . .                 888,946
   Less Expenses Absorbed by Bankers Trust . . . . . .                (180,813)
                                                               ---------------
       Net Expenses. . . . . . . . . . . . . . . . . .                 708,133
                                                               ---------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . .                 928,037
                                                               ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD CURRENCIES AND FORWARD FOREIGN CURRENCY CONTRACTS
   Net Realized Gain (Loss) from:
       Investment Transactions . . . . . . . . . . . .              (1,448,657)
       Foreign Currency Transactions . . . . . . . . .               3,976,229
   Net Change in Unrealized Appreciation on
    Investments, Foreign Currencies and Forward
    Foreign Currency Contracts . . . . . . . . . . . .              19,139,976
                                                               ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
 FOREIGN CURRENCIES AND FORWARD FOREIGN
 CURRENCY CONTRACTS. . . . . . . . . . . . . . . . . .              21,667,548
                                                               ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . .         $    22,595,585
                                                               ---------------
                                                               ---------------


              See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE                  FOR THE
                                                         SIX MONTHS ENDED            YEAR ENDED
                                                          MARCH 31, 1997+        SEPTEMBER 30, 1996
                                                      -------------------        ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . .    $        928,037            $    2,056,967
   Net Realized Gain from Investment and
     Foreign Currency Transactions . . . . . . . .           2,527,572                 6,127,926
   Net Change in Unrealized Appreciation on
     Investments, Foreign Currencies and
     Forward Foreign Currency Contracts. . . . . .          19,139,976                 8,042,701
                                                      ----------------            --------------
Net Increase in Net Assets from Operations . . . .          22,595,585                16,227,594
                                                      ----------------            --------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . . . . . . .         131,315,637               104,050,782
   Value of Capital Withdrawn. . . . . . . . . . .         (36,543,480)              (38,778,446)
                                                      ----------------            --------------
Net Increase in Net Assets from Capital
 Transactions. . . . . . . . . . . . . . . . . . .          94,772,157                65,272,336
                                                      ----------------            --------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . .         117,367,742                81,499,930
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . .         164,813,361                83,313,431
                                                      ----------------            --------------
End of Period. . . . . . . . . . . . . . . . . . .    $    282,181,103            $  164,813,361
                                                      ----------------            --------------
                                                      ----------------            --------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected supplemental data and ratios for each of the periods indicated for the International Equity Portfolio.

                                                                                                             FOR THE
                                           FOR THE               FOR THE           FOR THE PERIOD           YEAR ENDED
                                      SIX MONTHS ENDED         YEAR ENDED        JANUARY 1, 1995 TO         DECEMBER 31,
                                       MARCH 31, 1997+     SEPTEMBER 30, 1996   SEPTEMBER 30, 1995++      1994      1993
                                       ---------------     ------------------   --------------------    -----------------
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
    (000s omitted) . . . . . . . . . . .   $282,181            $164,813              $83,313            $56,042   $33,907
   Ratios to Average Net Assets:
     Net Investment Income . . . . . . .       0.85%*              1.76%                2.39%*             1.69%     1.64%
     Expenses. . . . . . . . . . . . . .       0.65%*              0.65%                0.65%*             0.65%     0.65%
     Decrease Reflected in Above Expense
       Ratios Due to Absorption of
         Expenses by Bankers Trust . . .       0.17%*              0.20%                0.22%*             0.24%     0.39%
       Portfolio Turnover Rate . . . . .         29%                 68%                  21%                15%       17%
       Average Commission per Share**. .     $0.011              $0.010

-------------------------
+    Unaudited
++ On August 2, 1995, the Board of Trustees approved the change of the fiscal year end from December 31 to September 30.
*    Annualized
** For the fiscal years beginning on or after September 1, 1995, the portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.


              See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on August 4, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment and valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $163,415.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $708,133.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.65 of 1% of the average daily net assets of the Portfolio. For the six months ended March 31, 1997, expenses of the Portfolio have been reduced $180,813.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the six months ended March 31, 1997, the Portfolio paid brokerage commissions of $500,794.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 1997, were $150,227,408 and $58,698,797, respectively. For federal income tax purposes, the tax basis of investments held at March 31, 1997 was $241,921,400. The aggregate gross unrealized appreciation for all investments was $49,268,850 and the aggregate gross unrealized depreciation for all investments was $9,047,307.

NOTE 4--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
As of March 31, 1997, the International Equity Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                    NET UNREALIZED
                                                                                     APPRECIATION
CONTRACTS TO DELIVER     IN EXCHANGE FOR     SETTLEMENT DATE     VALUE (US$)     (DEPRECIATION) (US$)
-----------------------------------------------------------------------------------------------------
SALES
-----------------------------------------------------------------------------------------------------
CHF          230,000    USD         159,756      4/02/97            159,656                100
CHF       43,572,000    USD      30,000,000      4/09/97         30,103,634           (103,634)
CHF       37,500,000    JPY      25,528,671      4/04/97         25,894,213           (365,542)
CHF       44,271,600    USD      30,116,735      5/27/97         30,742,032           (625,297)
DEM       50,817,000    USD      30,000,000      4/02/97         30,318,597           (318,597)
ESP       60,000,000    USD         417,304      4/01/97            422,357             (5,053)
HKD        3,000,000    USD         387,122      4/02/97            387,147                (25)
-----------------------------------------------------------------------------------------------------
                                                                Total Sales         (1,418,048)
-----------------------------------------------------------------------------------------------------
PURCHASES
-----------------------------------------------------------------------------------------------------

USD       30,318,597    DEM      50,817,000      4/02/97         30,129,847            188,750
USD        1,841,503    GBP       1,121,500      4/02/97          1,845,092             (3,589)
CHF       25,534,862    JPY   3,158,662,500      4/04/97         25,528,671              6,191
-----------------------------------------------------------------------------------------------------
                                                            Total Purchases            191,352
-----------------------------------------------------------------------------------------------------
                                                           Net Depreciation         (1,226,696)
-----------------------------------------------------------------------------------------------------

BT INVESTMENT FUNDS
BT INTERNATIONAL EQUITY FUND


INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022

                              --------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313.
                               -------------------